Document And Entity Information	Dec. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 28, 2023
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Cantor Fitzgerald Income Trust, Inc.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	000-56043
Entity Tax Identification Number	81-1310268
Entity Address, Address Line One	110 E. 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	938-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001666244
Amendment Flag	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE